Operating Segment Information - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Assets, Major Customer [Line Items]
Assets, noncurrent	$ 283,906	$ 299,841	$ 359,307	$ 284,970
HONG KONG
Assets, Major Customer [Line Items]
Assets, noncurrent	69,739	9	1,955
SINGAPORE
Assets, Major Customer [Line Items]
Assets, noncurrent	15,942	11,616	0
Europe [Member]
Assets, Major Customer [Line Items]
Assets, noncurrent	$ 118,618	$ 92,879	$ 0